Note 12 - Restated Financial Statements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Scenario, Previously Reported [Member]
Additional paid in capital		$ 5,580,548
Retained Earnings (Accumulated Deficit)		(5,461,933)
Cash flows from operating activities:
Share-based Compensation		264,226
Effect of exchange rate on cash and cash equivalents		(156,338)
Restatement Adjustment [Member]
Additional paid in capital		(179,058)
Retained Earnings (Accumulated Deficit)		179,058
Cash flows from operating activities:
Share-based Compensation		(179,058)
Effect of exchange rate on cash and cash equivalents		179,058
Additional paid in capital	$ 5,880,119	5,401,490
Retained Earnings (Accumulated Deficit)	(6,306,297)	(5,282,875)
Share-based Compensation	478,629	85,168
Effect of exchange rate on cash and cash equivalents	$ (23,888)	$ 22,720